13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30,2002

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      August 13, 2002

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	59
Form 13F Information Table Value Total: 	$219,494

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C Cal PFD              053484200      947    37728 SH       SOLE                    37728
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     5452   218271 SH       SOLE                   218271
MCI Capital I A WCOM 8% 6/30/2 PFD              55267y206      608   169694 SH       SOLE                   169694
ARV Assisted Living Inc        COM              00204c107       26    12000 SH       SOLE                    12000
Amgen Inc.                     COM              031162100     6117   146054 SH       SOLE                   146054
AOL Time Warner                COM              00184a105      400    27212 SH       SOLE                    27212
Baxter International Inc.      COM              071813109     8049   181081 SH       SOLE                   181081
Berkshire Hathaway CL A        CL A             084670108     1202       18 SH       SOLE                       18
Broadcom Corp-CL A             CL A             111320107      188    10696 SH       SOLE                    10696
Burlington Resources           COM              122014103     6960   183148 SH       SOLE                   183148
Cardinal Health Inc            COM              14149y108     7451   121339 SH       SOLE                   121339
Chevron Corp.                  COM              166751107     1636    18485 SH       SOLE                    18485
Cisco Systems Inc.             COM              17275r102     7900   566329 SH       SOLE                   566329
Citigroup Inc                  COM              172967101    10189   262953 SH       SOLE                   262953
Costco Companies Inc           COM              22160k105     8661   224273 SH       SOLE                   224273
EMC                            COM              268648102      132    17545 SH       SOLE                    17545
Exxon Corp                     COM              30231g102      929    22699 SH       SOLE                    22699
Fannie Mae                     COM              313586109     7730   104816 SH       SOLE                   104816
Freddie Mac                    COM              313586109     9984   163136 SH       SOLE                   163136
General Electric Company       COM              369604103     8182   281666 SH       SOLE                   281666
Global Crossing Ltd            COM              g3921a100        1    10536 SH       SOLE                    10536
Goldman Sachs Group Inc        COM              38141g104     6865    93599 SH       SOLE                    93599
Home Depot Inc                 COM              437076102     8796   239473 SH       SOLE                   239473
Household International        COM              441815107     7594   152791 SH       SOLE                   152791
Int'l Business Machines Corp   COM              459200101     1087    15101 SH       SOLE                    15101
Intel Corp.                    COM              458140100     1101    60276 SH       SOLE                    60276
JP Morgan Chase & Co           COM              46625h100     9381   276577 SH       SOLE                   276577
Johnson & Johnson              COM              478160104      647    12374 SH       SOLE                    12374
Kimberly Clark                 COM              494368103      233     3758 SH       SOLE                     3758
Kroger Co                      COM              501044101     8008   402403 SH       SOLE                   402403
Leap Wireless Intl Inc         COM              521863100       11    10001 SH       SOLE                    10001
Liberty Media - A              CL A             530718105     5176   517607 SH       SOLE                   517607
Loral Space & Comm Ltd         COM              g56462107       10    10088 SH       SOLE                    10088
Lowes Corporation              COM              548661107      232     5102 SH       SOLE                     5102
Merck & Company Inc.           COM              589331107      276     5450 SH       SOLE                     5450
Microsoft Corp.                COM              594918104    10193   186351 SH       SOLE                   186351
Nextwave Telecom Inc Cl B      CL B             65332m103     1032   543334 SH       SOLE                   543334
Oracle Corp                    COM              68389x105      654    69012 SH       SOLE                    69012
Pepsico Inc                    COM              713448108     8332   172870 SH       SOLE                   172870
Pfizer Inc.                    COM              717081103     9725   277854 SH       SOLE                   277854
Pharmacia                      COM              71713u102     8625   230300 SH       SOLE                   230300
Philip Morris Companies Inc.   COM              718154107      446    10217 SH       SOLE                    10217
ProBusiness Services Inc       COM              742674104      146    10000 SH       SOLE                    10000
Proctor & Gamble               COM              742718109      371     4153 SH       SOLE                     4153
Qualcomm Inc                   COM              747525103    15325   557459 SH       SOLE                   557459
Qwest Communications Intl      COM              749121109       34    12157 SH       SOLE                    12157
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      299     3017 SH       SOLE                     3017
S B C Communications           COM              78387g103      376    12327 SH       SOLE                    12327
Sara Le Corp                   COM              803111103     7432   360082 SH       SOLE                   360082
Sprint PCS Group               PCS COM SER 1    852061506      129    28950 SH       SOLE                    28950
Sun Microsystems Inc.          COM              866810104      271    54000 SH       SOLE                    54000
Target Corporation             COM              239753106     9329   244861 SH       SOLE                   244861
The Charles Schwab Corp.       COM              808513105      140    12486 SH       SOLE                    12486
Tribune Co.                    COM              896047107      203     4674 SH       SOLE                     4674
United Parcel Service Cl B     CL B             911312106      320     5189 SH       SOLE                     5189
Van Kampen Merritt American    SH BEN INT       920919107      148    10044 SH       SOLE                    10044
Verizon Communications         COM              92343v104      298     7426 SH       SOLE                     7426
Washington Mutual Inc          COM              939322103     3220    86757 SH       SOLE                    86757
Wells Fargo & Company          COM              949746101      285     5699 SH       SOLE                     5699